Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance, beginning of year	$ 2,657	$ 5,991
Increases in tax positions taken in current year	917	770
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(54)	(4,104)
Balance, end of year	$ 3,520	$ 2,657